Vista Outdoor Inc. - 10-K Fair Value of Financial Instruments (Tables) - Vista Outdoor Inc.	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Long-Term Contingent Consideration Liability
Following is a summary of our contingent consideration liability Level 3 activity:

March 31, 2024	$3,556
Payments made	(750)
Balance, June 30, 2024	$2,806
Contingent consideration liabilities are reported under the following captions in the condensed consolidated balance sheets:

	June 30, 2024	March 31, 2024
Other current liabilities	$2,806	$750
Other long-term liabilities	—	2,806
Total	$2,806	$3,556

Following is a summary of our contingent consideration liability Level 3 activity during fiscal year 2024:

Balance, March 31, 2023	$20,274
Increase in fair value	5,855
Payments made	(22,573)
Balance, March 31, 2024	$3,556
Contingent consideration liabilities are reported under the following captions in the consolidated balance sheets:

	March 31,
	2024	2023
Other current liabilities	$750	$8,586
Other long-term liabilities	2,806	11,688
Total	$3,556	$20,274

Schedule of carrying values and estimated fair values of assets and liabilities that are measured on a recurring basis
The table below discloses information about carrying values and estimated fair value relating to our financial assets and liabilities:

	June 30, 2024		March 31, 2024
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Fixed rate debt(1)	$500,000	$501,605	$500,000	$500,865
Variable rate debt(2)	135,000	135,000	220,000	220,000
(1) Fixed rate debt—In fiscal year 2021, we issued $500,000 aggregate principal amount of 4.5% Senior Notes which will mature on March 15, 2029. These notes are unsecured and senior obligations. The fair value of the fixed-rate debt is based on market quotes for each issuance. We consider these to be Level 2 instruments. See Note 14, Long-term Debt, for information on our credit facilities, including certain risks and uncertainties.
(2) Variable rate debt— The carrying value of the amounts outstanding under our ABL Revolving Credit Facility approximates the fair value because the interest rates are variable and reflective of market rates as of June 30, 2024. The fair value of this debt is categorized within Level 2 of the fair value hierarchy based on the observable market borrowing rates. See Note 14, Long-term Debt, for additional information on our credit facilities, including related certain risks and uncertainties.
We periodically evaluate the recoverability of the carrying amount of our long-lived assets, including amortizing intangible assets, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be fully recoverable or exceeds its fair value. These assets include long-lived assets that are written down to fair value when they are held for sale or determined to be impaired. See Note 7, Divestitures and Acquisitions, for discussion of impairment recorded during the first fiscal quarter of 2025 related to divestiture completed in the second fiscal quarter of 2025. See Note 3, Leases, for discussion of right of use asset (ROU) impairments during the first fiscal quarter of 2025. Significant assumptions were used to estimate fair value of long-lived assets, which were categorized within Level 3 of the fair value hierarchy. See Note 13, Restructuring, for discussion of long-lived asset impairments related to our GEAR Up restructuring plan during the first fiscal quarter of 2025.

The table below discloses information about carrying values and estimated fair value relating to our financial assets and liabilities:

	March 31,
	2024		2023
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Fixed rate debt(1)	$500,000	$500,865	$500,000	$404,000
Variable rate debt(2)	220,000	220,000	560,000	560,000
(1) Fixed rate debt—In fiscal year 2021, we issued $500,000 aggregate principal amount of 4.5% Senior Notes which will mature on March 15, 2029. These notes are unsecured and senior obligations. The fair value of the fixed-rate debt is based on market quotes for each issuance. We consider these to be Level 2 instruments. See Note 14, Long-term Debt, for information on our credit facilities, including certain risks and uncertainties.
(2) Variable rate debt— The carrying value of the amounts outstanding under our ABL Revolving Credit Facility approximates the fair value because the interest rates are variable and reflective of market rates as of March 31, 2024. The fair value of this debt is categorized within Level 2 of the fair value hierarchy based on the observable market borrowing rates. See Note 14, Long-term Debt, for additional information on our credit facilities, including related certain risks and uncertainties.